Reporting Segments (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
Retail Banking [Member]
Reporting Segments (Details) [Line Items]
Revenue	$ 2,000
Middle Market [Member]
Reporting Segments (Details) [Line Items]
Revenue	800
Middle Market [Member] | Bottom of range [member]
Reporting Segments (Details) [Line Items]
Revenue	2,000
Global Investment Banking [Member]
Reporting Segments (Details) [Line Items]
Revenue	$ 10,000